Income and expenses on investment property (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income and expenses on investment property [Abstract]
Rental income	₩ 8,335	₩ 9,782
Operating and maintenance expenses related to rental income	(1,453)	(1,257)
Operating and maintenance expenses not related to rental income	0	(3,812)
Rental income from investment property, net of direct operating expense	₩ 6,882	₩ 4,713